Cover	Jul. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 02, 2025
Entity File Number	000-56607
Entity Registrant Name	BUNGE GLOBAL SA
Entity Central Index Key	0001996862
Entity Tax Identification Number	98-1743397
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Route de Florissant 13
Entity Address, City or Town	Geneva
Entity Address, Country	CH
Entity Address, Postal Zip Code	1206
City Area Code	314
Local Phone Number	292-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares, $0.01 par value per share
Trading Symbol	BG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false